Expense Example	Oct. 31, 2025 USD ($)
AllianzIM Buffer20 Allocation ETF | AllianzIM Buffer20 Allocation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,033
AllianzIM 6 Month Buffer10 Allocation ETF | AllianzIM 6 Month Buffer10 Allocation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,033